BANK LOANS	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
BANK LOANS

11. BANK LOANS

	December 31, 2021	December 31, 2020
Secured short-term loans	$7,792,125	$6,210,176
Total short-term bank loans	$7,792,125	$6,210,176

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Detailed information of secured short-term loan balances as of December 31, 2021 and 2020 were as follows:

	December 31, 2021	December 31, 2020
Collateralized by office buildings of IST and guaranteed by Mr. Lin and Biznest	$-	$3,976,960
Guaranteed by IST and Mr. Lin and Collateralized by the real property of ISIOT and equity investment of ISTIL	7,792,125	2,019,072
Guaranteed by a $0.2 million restricted bank time deposit	-	214,144
Total	$7,792,125	$6,210,176

As of December 31, 2021 the Company had short-term bank loans of approximately $7.8 million, which mature on various dates from July 9, 2022 to December 17, 2022. The short-term bank loans may be extended for another year by the banks without additional charges to the Company upon maturity. The bank borrowings are in the form of credit facilities. Amounts available to the Company from the banks are based on the amount of collateral pledged or the amount guaranteed by the Company’s subsidiaries. These borrowings bear interest rates ranging from 4.95% to 5.40% per annum. The weighted average interest rates on short term debts were approximately 5.38%, 5.59% and 6.56% for the year ended December 31, 2021, 2020, and 2019, respectively. The interest expenses were approximately $0.4 million, $0.4 million, and $0.5 million, respectively, for the same periods, respectively.